UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Omega Advisors, Inc.
           --------------------------------------------------
Address:   Wall Street Plaza
           --------------------------------------------------
           88 Pine Street
           --------------------------------------------------
           New York, New York 10005
           --------------------------------------------------

Form 13F File Number:  28- 3530
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Leon G. Cooperman
           --------------------------------------------------
Title:     Chairman and CEO
           --------------------------------------------------
Phone:     212-495-5210
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Leon G. Cooperman             New York, New York         5/14/02
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        68
                                               -------------

Form 13F Information Table Value Total:       $1,768,029
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.    NONE



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
                                                      Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                             VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ADVANCE AUTO PARTS INC             COM          00751Y106   30,898     671,700   SH       SOLE          671,700
-----------------------------------------------------------------------------------------------------------------------------------
AES CORP                           COM          00130H105   40,838   4,537,500   SH       SOLE        4,537,500
-----------------------------------------------------------------------------------------------------------------------------------
AGRIUM INC                         COM          008916108   13,320   1,266,200   SH       SOLE        1,266,200
-----------------------------------------------------------------------------------------------------------------------------------
APRIA HEALTHCARE GROUP INC         COM          037933108   27,544   1,123,800   SH       SOLE        1,123,800
-----------------------------------------------------------------------------------------------------------------------------------
ABERCROMBIE & FITCH CO             CL A         002896207   10,909     354,200   SH       SOLE          354,200
-----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP                          COM          172967101   18,545     374,500   SH       SOLE          374,500
-----------------------------------------------------------------------------------------------------------------------------------
CONTINENTIAL AIRLS INC             CL B         210795308   44,196   1,560,600   SH       SOLE        1,560,600
-----------------------------------------------------------------------------------------------------------------------------------
CAMECO CORP                        COM          13321L108   18,442     636,800   SH       SOLE          636,800
-----------------------------------------------------------------------------------------------------------------------------------
CENDANT CORP                       COM          151313103   97,858   5,096,749   SH       SOLE        5,096,749
-----------------------------------------------------------------------------------------------------------------------------------
CNA FINL CORP                      COM          126117100   30,760   1,035,679   SH       SOLE        1,035,679
-----------------------------------------------------------------------------------------------------------------------------------
CNF INC                            COM          12612W104   11,550     350,100   SH       SOLE          350,100
-----------------------------------------------------------------------------------------------------------------------------------
CHIQUITA BRANDS INTL INC           COM          170032106   29,076   1,762,200   SH       SOLE        1,762,200
------------------------------------------------------------------------------------------------------------------------------------
CONVERGYS CORP                     COM          212485106   21,270     719,300   SH       SOLE          719,300
-----------------------------------------------------------------------------------------------------------------------------------
DELTA AIRLINES INC DEL             COM          247361108   19,910     608,500   SH       SOLE          608,500
-----------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR COMMUNICATIONS NEW        CL A         278762109   16,542     584,100   SH       SOLE          584,100


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DARDEN RESTAURANTS INC             COM          237194105      422      10,400   SH       SOLE           10,400
-----------------------------------------------------------------------------------------------------------------------------------
EDISON INTL                        COM          281020107   33,116   1,977,100   SH       SOLE        1,977,100
-----------------------------------------------------------------------------------------------------------------------------------
CALLAWAY GOLF CO                   COM          131193104    6,961     361,600   SH       SOLE          361,600
-----------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER & GO       CL B         35671D857   22,402   1,271,400   SH       SOLE        1,271,400
-----------------------------------------------------------------------------------------------------------------------------------
FREEPORT MCMORAN COPPER & GO       CL A         35671D105   13,208     751,300   SH       SOLE          751,300
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED DEPT STORES INC DEL      COM          31410H101    2,043      50,000   SH       SOLE           50,000
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FORTUNE BRANDS INC                 COM          349631101    1,185      24,000   SH       SOLE           24,000
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GENERAL MOTORS CORP                CL H NEW     370442832   44,823   2,724,800   SH       SOLE        2,724,800
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GEMSTAR-TV GUIDE INTL INC          COM          36866W106   34,881   2,358,400   SH       SOLE        2,358,400
-----------------------------------------------------------------------------------------------------------------------------------
GLOBALSANTAFE CORP                 SHS          G3930E101   28,034     857,300   SH       SOLE          857,300
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HANOVER COMPRESSOR CO              COM          410768105   14,829     824,300   SH       SOLE          824,300
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MANOR CARE INC NEW                 COM          564055101   45,794   1,965,400   SH       SOLE        1,965,400
-----------------------------------------------------------------------------------------------------------------------------------
HOLLINGER INTL INC                 CL A         435569108   36,388   2,775,600   SH       SOLE       31,553,151
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HELMERICH & PAYNE INC              COM          423452101    8,860     221,000   SH       SOLE          221,000
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HERCULES INC                       COM          427056106   62,420   4,689,700   SH       SOLE        4,689,700
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KINDER MORGAN INC KANSAS           COM          49455P101   14,529     300,000   SH       SOLE          300,000
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LIBERTY MEDIA CORP NEW             COM SER A    530718105   43,057   3,406,371   SH       SOLE        3,406,371
-----------------------------------------------------------------------------------------------------------------------------------
LNR PPTY CORP                      COM          501940100      849      24,200   SH       SOLE           24,200
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LO-JACK CORP                       COM          539451104    2,186     414,000   SH       SOLE          414,000
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METLIFE INC                        COM          59156R108   23,666     751,300   SH       SOLE          751,300
-----------------------------------------------------------------------------------------------------------------------------------
MOHAWK INDS INC                    COM          608190104   90,246   1,501,854   SH       SOLE        1,501,854

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MOTOROLA INC                       COM          620076109    1,207      85,000   SH       SOLE           85,000
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BAYCORP HLDGS CORP                 COM          072728108   26,818   2,736,500   SH       SOLE        2,736,500
-----------------------------------------------------------------------------------------------------------------------------------
NEWHALL LAND & FARMING CO CA     DEPOSITARY REC 651426108   49,996   1,597,300   SH       SOLE        1,597,300
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CMNTY BANCORP INC         COM          649445103   17,533     634,100   SH       SOLE          634,100
-----------------------------------------------------------------------------------------------------------------------------------
OFFICE DEPOT INC                   COM          676220106   23,985   1,208,300   SH       SOLE        1,208,300
-----------------------------------------------------------------------------------------------------------------------------------
OXFORD HEALTH PLANS INC            COM          691471106   92,686   2,217,900   SH       SOLE        2,217,900
-----------------------------------------------------------------------------------------------------------------------------------
OFFICEMAX INC                      COM          67622M108    9,628   1,725,400   SH       SOLE        1,725,400
-----------------------------------------------------------------------------------------------------------------------------------
PG&E CORP                          COM          69331C108   24,917   1,057,600   SH       SOLE        1,057,600
-----------------------------------------------------------------------------------------------------------------------------------
PRIDE INTL INC DEL                 COM          74153Q102   20,942   1,317,100   SH       SOLE        1,317,100
-----------------------------------------------------------------------------------------------------------------------------------
PATINA OIL & GAS CORP              COM          703224105      205       6,500   SH       SOLE            6,500
-----------------------------------------------------------------------------------------------------------------------------------
POGO PRODUCING CO                  COM          730448107   26,672     841,375   SH       SOLE          841,375
-----------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL FINL INC                COM          744320102   22,965     739,600   SH       SOLE          739,600
-----------------------------------------------------------------------------------------------------------------------------------
REEBOK INTL LTD                    COM          758110100    3,514     130,000   SH       SOLE          130,000
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ROYAL CARIBBEAN CRUISE COM         COM          V7780T103   27,249   1,208,400   SH       SOLE        1,208,400
-----------------------------------------------------------------------------------------------------------------------------------
RESOURCE AMERICA INC               CL A         761195205    1,731     156,900   SH       SOLE          156,900
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ROGERS COMMUNICATIONS              CL B         775109200   20,569   1,501,400   SH       SOLE        1,501,400
-----------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN SEDCO FOREX INC         ORD          G90078109   19,430     584,700   SH       SOLE          584,700
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CABLEVISION SYS CORP             CL A RAINB MED 12686C844    4,936     200,000   SH       SOLE          200,000
-----------------------------------------------------------------------------------------------------------------------------------
IMS HEALTH INC                     COM          449934108    1,459      65,000   SH       SOLE           65,000
-----------------------------------------------------------------------------------------------------------------------------------
STAPLES INC                        COM          855030102    8,525     426,900   SH       SOLE          426,900
-----------------------------------------------------------------------------------------------------------------------------------
STILLWATER MNG CO                  COM          86074Q102   10,121     536,900   SH       SOLE          536,900

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TSAKOS ENERGY NAVIGATION LTD       SHS          G9108L108   14,232     934,464   SH       SOLE          934,464
-----------------------------------------------------------------------------------------------------------------------------------
TYSON FOODS INC                    CL A         902494103   30,291   2,427,138   SH       SOLE        2,427,138
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW                  COM          902124106  178,035   5,508,521   SH       SOLE        5,508,521
-----------------------------------------------------------------------------------------------------------------------------------
TRIZEC HAHN CORP                   SUB VTG      896938107   13,782     870,600   SH       SOLE          870,600
-----------------------------------------------------------------------------------------------------------------------------------
USA NETWORKS INC                   COM          902984103   18,401     579,200   SH       SOLE          579,200
-----------------------------------------------------------------------------------------------------------------------------------
VODAFONE GROUP PLC NEW           SPONSORED ADR  92857W100   18,918   1,026,500   SH       SOLE        1,026,500
-----------------------------------------------------------------------------------------------------------------------------------
WELLMAN INC                        COM          949702104   12,152     738,700   SH       SOLE          738,700
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WALTER INDS INC                    COM          93317Q105    4,670     354,564   SH       SOLE          354,564
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC DEL               COM          969457100   61,379   2,605,200   SH       SOLE        2,605,200
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WESTERN RES INC                    COM          959425109   31,062   1,811,200   SH       SOLE        2,822,300
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WHITE MTNS INS GROUP LTD           COM          G9618E107    8,462      24,500   SH       SOLE           24,500
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